Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Details 2) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2019 $ / shares shares
Number of Outstanding, Beginning Balance | shares	1,208,157
Total shares granted | shares	1,130,061
Total shares vested | shares	(597,263)
Total shares forfeited | shares	11,667
Number of Outstanding, Ending Balance | shares	1,729,288
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.72
Total shares granted | $ / shares	0.40
Total shares vested | $ / shares	0.72
Total shares forfeited | $ / shares	0.76
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.51